Variable Interest Entities - Summary of Sale and Leaseback Arrangements (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
West Taurus
Variable Interest Entity [Line Items]
Sale value (In $ millions)	$ 850
First repurchase option (In $ millions)	418
Last repurchase option (1) (In $ millions)	154
SFL Hercules Limited
Variable Interest Entity [Line Items]
Sale value (In $ millions)	850
First repurchase option (In $ millions)	580
Last repurchase option (1) (In $ millions)	138
SFL Linus Limited
Variable Interest Entity [Line Items]
Sale value (In $ millions)	600
First repurchase option (In $ millions)	370
Last repurchase option (1) (In $ millions)	170
Repurchase obligation	$ 86